Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Segment Information
Segment information is as follows:

	For the year ended December 31, 2021
($ in millions)	Global Lottery	Global Gaming	Digital & Betting	Business Segment Total	Corporate and Other	Total IGT PLC
Service revenue	2,690	630	163	3,483	—	3,483
Product sales	123	482	1	606	—	606
Total revenue	2,812	1,112	165	4,089	—	4,089

Operating income (loss)	1,088	43	33	1,164	(262)	902
Depreciation and amortization	225	126	15	366	160	526
Expenditures for long-lived assets	(123)	(67)	(13)	(203)	(6)	(208)

	For the year ended December 31, 2020
($ in millions)	Global Lottery	Global Gaming	Digital & Betting	Business Segment Total	Corporate and Other	Total IGT PLC
Service revenue	2,043	483	114	2,640	—	2,640
Product sales	121	354	1	476	—	476
Total revenue	2,164	837	115	3,115	—	3,115

Operating income (loss)	642	(212)	6	436	(544)	(107)
Depreciation and amortization	231	146	15	392	175	566
Expenditures for long-lived assets	(149)	(64)	(11)	(224)	(2)	(226)

	For the year ended December 31, 2019
($ in millions)	Global Lottery	Global Gaming	Digital & Betting	Business Segment Total	Corporate and Other	Total IGT PLC
Service revenue	2,183	842	76	3,101	—	3,101
Product sales	110	806	15	931	—	931
Total revenue	2,293	1,648	91	4,032	—	4,032

Operating income (loss)	697	222	(43)	877	(399)	478
Depreciation and amortization	225	173	18	416	198	614
Expenditures for long-lived assets	(167)	(154)	(13)	(334)	(8)	(342)

Schedule of Revenue from External Customers Based on Geographical Location
Revenue from external customers, which is based on the geographical location of our customers, is as follows:

	For the year ended December 31,
($ in millions)	2021	2020	2019
United States	2,126	1,666	2,116
Italy	1,307	896	990
United Kingdom	72	64	74
Rest of Europe	217	209	323
All other	368	280	530
Total	4,089	3,115	4,032

Schedule of Long-Lived Assets Based on Geographical Location
Long-lived assets, which are comprised of Systems & Equipment and PPE, are based on the geographical location of the assets as follows:

	December 31,
($ in millions)	2021	2020
United States	766	841
Italy	125	176
United Kingdom	9	14
Rest of Europe	93	91
All other	63	77
Total	1,056	1,200